Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 173,889,495.68
Previously Paid Amount	0.00
Total Fee Amount	24,014.14
Total Offset Amount	0.00
Net Fee	$ 24,014.14